Fees Summary	Jul. 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 8,750,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,208.38
Total Offset Amount	0.00
Net Fee	1,208.38
Narrative - Max Aggregate Offering Price	$ 8,750,000.00
Final Prospectus	true